Note 8 - Stock Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2016
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value per share
Unvested on January 1, 2016	90,900	5.67
Granted	-	-
Vested	(34,200)	4.18
Forfeited	-	-
Unvested on September 30, 2016	56,700	6.57